RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Due from related parties		$ 2,916	$ 2,862
Due to related parties		4,502,547	3,703,700
Related party
RELATED PARTY TRANSACTIONS
Due from related parties		2,916	2,862
Due to related parties		4,502,547	3,703,700
Related party | Haimei Wu
RELATED PARTY TRANSACTIONS
Due from related parties				$ 400,000
Proceeds from related party received	$ 400,000
Related party | Betters Medical Investment Holdings Limited
RELATED PARTY TRANSACTIONS
Due from related parties		2,916	2,862
Due to related parties		$ 4,502,547	$ 3,703,700